Shareholders' equity - Performance unit plans (Details)				12 Months Ended
	Mar. 25, 2024 EquityInstruments	Mar. 25, 2024 shares	May 25, 2023 EUR (€) EquityInstruments € / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) EquityInstruments shares	Dec. 31, 2023 EUR (€) EquityInstruments
Shareholders' equity
Outstanding, Beginning balance					1,410,814	790,600
Issued						1,060,000
Exercised						(363,000)
Forfeited / Lapsed						(76,786)
Outstanding, Ending balance				0		1,410,814
PAGUP 2023
Shareholders' equity
Reference price | € / shares			€ 2.6
Outstanding, Beginning balance					300,000
Issued			300,000			300,000
Converted | shares					(300,000)
Outstanding, Ending balance						300,000
Vesting period (year)			4 years
Fair value per instrument at grant date | €			€ 2.6
Maximum shareholding in entity to be legally allowed to participate in plan			10.00%		10.00%
Minimum period to hold less than threshold value of shares to become eligible for participation in plan			1 year
Expense from share-based payment transactions | €					€ 50,000	€ 122,000
Frederic Cren | PAGUP 2023
Shareholders' equity
Issued		300,000	300,000
Converted | shares		(300,000)
Forfeited / Lapsed	(300,000)	(300,000)			(300,000)
Frederic Cren | AGA 2023-1
Shareholders' equity
Issued | shares		300,000